LEASE OF 135 LUDLOW AVENUE (Details Textual)	12 Months Ended
Mar. 31, 2012 sqft
Area of Land	15,000
Effective Date	Jul. 01, 2010
Lease Term	5 years 6 months
Lease Renewal Term	5 years